Borrowings - Schedule of Line of Credit (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current liabilities
Non-current liabilities	RM 17,714,042	$ 4,361,991	RM 2,099,476
Current liabilities
Current liabilities	45,626,825	11,235,366	32,940,381
Total borrowings
Total borrowings	63,340,867	15,597,357	35,039,857
Hire Purchase Payable [Member]
Non-current liabilities
Non-current liabilities	234,939	57,853	171,382
Current liabilities
Current liabilities	181,549	44,705	78,618
Total borrowings
Total borrowings	416,488	102,558	250,000
Term Loan [Member]
Non-current liabilities
Non-current liabilities	17,479,103	4,304,138	1,928,094
Current liabilities
Current liabilities	1,032,035	254,133	143,944
Total borrowings
Total borrowings	18,511,138	4,558,271	2,072,038
Bank overdraft [Member]
Current liabilities
Current liabilities	738,410	181,829	1,465,600
Total borrowings
Total borrowings	738,410	181,829	1,465,600
Trade Financing [Member]
Current liabilities
Current liabilities	43,674,831	10,754,699	31,252,219
Total borrowings
Total borrowings	RM 43,674,831	$ 10,754,699	RM 31,252,219